Cover	3 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Mobix Labs, Inc., previously filed a Registration Statement on Form S-1 (File No. 333-287493) with the Securities and Exchange Commission (the “SEC”), on May 22, 2025, as amended by Amendment No. 1 filed August 7, 2025, which was declared effective on August 11, 2025 (the “Prior Registration Statement”). The Prior Registration Statement registered 15,373,309 shares of Class A Common Stock for resale by the selling stockholders named therein. Mobix Labs, Inc. also previously filed a Registration Statement on Form S-1 (File No. 333-290247) with the SEC on September 12, 2025, as amended by Amendment No. 1 filed on October 10, 2025, which has not been declared effective (the “Subsequent Registration Statement”). The Subsequent Registration Statement was filed to register 12,890,274 shares of Class A Common Stock for resale by the selling stockholders named herein and an additional 1,000,000 shares of Class A Common Stock are being registered hereby. Pursuant to Rule 429 under the Securities Act of 1933, the prospectus included in this Registration Statement is a combined prospectus relating to an aggregate of 24,127,116 shares of Class A Common Stock, which consists of 10,236,842 shares of Class A Common Stock registered pursuant to the Prior Registration Statement and 13,890,274 shares of Class A Common Stock registered pursuant to the Subsequent Registration Statement. Accordingly, this Registration Statement constitutes a Pre-Effective Amendment to the Subsequent Registration Statement and a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.
Entity Registrant Name	MOBIX LABS, INC.
Entity Central Index Key	0001855467
Entity Primary SIC Number	3674
Entity Tax Identification Number	98-1591717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Venture
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	808-8888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Venture
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	808-8888
Contact Personnel Name	Keyvan Samini